Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	175,645,852	(47,153,033)	128,492,819
- Depreciation for the year	-	(10,757,177)	(10,757,177)
- Vessel acquisitions and improvements	37,802,299	-	37,802,299
- Sale of vessel	(28,079,236)	21,563,318	(6,515,918)
Balance, December 31, 2022	185,368,915	(36,346,892)	149,022,023
- Depreciation for the year	-	(10,966,621)	(10,966,621)
- Vessel acquisitions and improvements	65,472,714	-	65,472,714
Balance, December 31, 2023	250,841,629	(47,313,513)	203,528,116

During the year ended  December 31, 2022, M/V “Tasos” completed the installation of its Water Ballast Treatment system onboard for a total cost of $0.61 million. For the year ended December 31, 2022, certain of the Company’s vessels were equipped with a number of smart monitoring systems for a total cost of $0.22 million. The Company continued the installation of smart monitoring systems within 2023 as well for total cost of $0.13 million. All these installations were qualified as vessel improvements and were therefore capitalized.

Vessels acquired / delivered

On January 12, 2022, Molyvos Shipping Ltd. signed a memorandum of agreement to purchase M/V “Molyvos Luck”, a 57,924 DWT 2014-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $21,214,125. M/V “Molyvos Luck” was delivered to the Company on February 11, 2022.

On April 18, 2022, Santa Cruz Shipowners Ltd. signed a memorandum of agreement to purchase M/V “Santa Cruz”, a 76,440 DWT 2005-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $15,754,264. M/V “Santa Cruz” was delivered to the Company on April 20, 2022.

On September 8, 2023, Yannis Navigation Ltd. signed a memorandum of agreement to purchase M/V “Yannis Pittas”, a 63,177 DWT 2014-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $21,144,816. M/V “Yannis Pittas” was delivered to the Company on October 10, 2023.

On September 8, 2023, Christos Ultra LP., signed a memorandum of agreement to purchase M/V “Christos K”, a 63,197 DWT 2015-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $22,095,232. M/V “Christos K” was delivered to the Company on October 25, 2023.

On September 8, 2023, Maria Ultra LP., signed a memorandum of agreement to purchase M/V “Maria”, a 63,153 DWT 2015-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of $22,103,421. M/V “Maria” was delivered to the Company on November 6, 2023.

Sale of vessels

On September 8, 2022, Pantelis Shipping Corp. signed a memorandum of agreement to sell M/V “Pantelis” a 74,020 DWT 2000-built drybulk carrier, for an amount, net of expenses paid, of $9,372,443. M/V “Pantelis” was delivered to her new owners on October 17, 2022. The Company decided to sell this vessel to concentrate its drybulk fleet on more modern, eco-built, fuel-efficient vessels, in alignment with its overall Environmental, Social and Governance (“ESG”) strategy. The Company recorded a gain on sale of $2,856,525, presented in the “Net gain on sale of vessel” line in the “Operating Expenses” section of the consolidated statement of operations for the year ended  December 31, 2022.

Impairment analysis

In light of the prevailing conditions in the shipping industry, as of December 31, 2022 and 2023, the Company performed the undiscounted cash flow test for those operating vessels whose carrying values were above their respective market values and determined that the net book value of its vessels held for use was recoverable.

As of December 31, 2023, all vessels are mortgaged as collateral under the Company’s loan agreements (see Note 7).